Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	1 Months Ended		2 Months Ended	6 Months Ended			12 Months Ended
	May 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Apr. 30, 2021 USD ($)	Dec. 30, 2020	Apr. 01, 2020 USD ($)
Accounting Policies [Line Items]
Net loss				$ (46,560)	$ (14,716)		$ (32,504)	$ (32,319)
Net Cash used in operating activities				18,151	2,832		14,773	17,055
Cash and cash equivalents at carrying value				36,221			15,571
Capitalized merger related costs				2,628			0
Revenue from related party							$ 871	890
Proceeds from issuance of convertible debt						$ 42,334
Number of reportable segment | Segment							1
Number of operating segment | Segment							1
Accounts Receivable, Allowance for Credit Loss, Current				317		29	$ 174	29
Intangible assets, Impairment							0	0
Long lived assets, Impairment							0	0
Deferred offering costs						0	0	0
Deferred contract costs						262	1,004	262
Deferred contract costs				598		191	657	191
Amortization of deferred contract costs							396	166
Interest expense				$ 5,875	$ 2,957		6,773	3,314
Convertible Notes Payable [Member]
Accounting Policies [Line Items]
Proceeds from related party debt								6,414
Interest expense							783	301
Due to Related Parties						$ 6,715	$ 7,498	$ 6,715
U.S. [Member]
Accounting Policies [Line Items]
Concentration risk percentage				31.00%	37.00%
Percentage of long lived assets						46.00%	74.00%	46.00%
EMEA [Member]
Accounting Policies [Line Items]
Percentage of long lived assets						46.00%	26.00%	46.00%
United Kingdom [Member]
Accounting Policies [Line Items]
Concentration risk percentage				11.00%
Percentage of long lived assets						32.00%		32.00%		19.00%
LUXEMBOURG
Accounting Policies [Line Items]
Percentage of long lived assets						14.00%		14.00%
Subsequent Event [Member]
Accounting Policies [Line Items]
Debt instrument face amount									$ 70,000
Convertible Debt [Member] | Subsequent Event [Member] | Convertible Promissory Notes [Member]
Accounting Policies [Line Items]
Proceeds from issuance of convertible debt	$ 20,000		$ 20,000
Line of Credit [Member]
Accounting Policies [Line Items]
Line of credit facility, Remaining borrowing capacity							$ 19,700
FP Term Loan [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Debt instrument face amount											$ 70,000
One Of The Stockholders And Debtors WhoIs Also A Customer [Member]
Accounting Policies [Line Items]
Revenue from related party				$ 0	$ 404
Stockholder [Member]
Accounting Policies [Line Items]
Related party transaction, Notes payable non current				8,718			7,498
Stockholder [Member] | Borrowed Convertible Notes Payable [Member] | Convertible Debt [Member]
Accounting Policies [Line Items]
Proceeds from related party debt		$ 1,232						$ 6,414
Related party transaction, Interest expenses				325	266
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Non cash merger related costs				4,298	$ 0
Professional fees				3,466
Other merger related costs				$ 832
Selling and Marketing Expense [Member]
Accounting Policies [Line Items]
Advertising expense							$ 285	$ 51
Supplier Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage							37.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage							10.00%
Minimum [Member]
Accounting Policies [Line Items]
Finite lived intangible assets, Useful life							5 years
Likelihood of being realized upon ultimate settlement										50.00%
Minimum [Member] | Capitalized Satellite Launch Costs and In service Satellites [Member]
Accounting Policies [Line Items]
Property, plant and equipment, Useful life							2 years	2 years
Maximum [Member]
Accounting Policies [Line Items]
Investments, Maturity terms				3 months
Finite lived intangible assets, Useful life							15 years
Maximum [Member] | Capitalized Satellite Launch Costs and In service Satellites [Member]
Accounting Policies [Line Items]
Property, plant and equipment, Useful life							3 years	3 years